GuideMark® Emerging Markets Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of Shares		Value
	COMMON STOCKS - 96.14%
	Brazil - 3.94%
12,706	Ambev SA (a)	$34,728
13,497	B3 SA - Brasil Bolsa Balcao	33,724
15,847	Banco do Brasil SA	102,521
33,563	BB Seguridade Participacoes SA	213,686
9,249	Cia de Saneamento Basico do Estado de Sao Paulo	99,573
2,999	CPFL Energia SA	18,848
5,362	Hypermarcas SA	45,978
27,412	JBS SA	114,534
13,627	Natura & Co., Holding SA (a)	29,613
5,802	Petro Rio SA (a)	40,868
52,328	Petroleo Brasileiro SA	277,478
21,499	Raia Drogasil SA	96,824
2,452	SUZANO SA	22,640
4,548	Telefonica Brasil SA	32,853
32,666	Vale SA	553,429
11,516	Vibra Energia SA	33,765
4,552	WEG SA	33,067
		1,784,129
	Cayman Islands - 7.04%
5,531	360 DigiTech, Inc. - ADR (b)	112,611
84,250	Alibaba Group Holding , Ltd. (a)	924,468
10,326	Baidu, Inc. - Class A (a)	147,256
171,507	China Evergrande Group (a)(e)(f)(g)	0
84,652	China Feihe, Ltd.	71,671
64,482	China Medical System Holdings, Ltd.	100,901
12,599	China Meidong Auto Holdings, Ltd.	25,729
8,006	China Resources Land, Ltd.	36,422
21,754	China State Construction International Holdings, Ltd.	24,357
26,053	Chinasoft International, Ltd.	22,554
16,923	Chow Tai Fook Jewellery Group, Ltd.	34,390
1,641	Daqo New Energy Corp. - ADR (a)	63,359
26,212	Dongyue Group, Ltd.	28,709
198,809	Haichang Ocean Park Holdings, Ltd. (a)	40,583
64,718	Haidilao International Holding, Ltd. (a)	184,580
8,689	JD.com, Inc. - Class A	242,568
35,061	Jiumaojiu International Holdings, Ltd. - Class A	92,953
6,089	Koolearn Technology Holding, Ltd. (a)	40,566
6,861	Kuaishou Technology (a)	61,675
23,733	Lufax Holding, Ltd. - ADR	46,042
17,798	Meituan - Class B (a)	394,330
5,922	NetEase, Inc.	85,893
507	Parade Technologies, Ltd.	12,704
1,699	Pinduoduo, Inc. - ADR (a)	138,553
3,236	Silergy Corp.	45,708
6,472	Super Hi International Holding, Ltd. (a)(e)(f)	8,242
138,091	Topsports International Holdings, Ltd.	108,799
9,436	Xiaomi Corp. - Class B (a)	13,098
15,353	Yadea Group Holdings, Ltd.	25,562
15,083	Zhen Ding Technology Holding, Ltd.	51,307
		3,185,590
	Chile - 0.33%
33,942	Cencosud SA	55,820
6,643	Cia Cervecerias Unidas SA	44,313
636,448	Cia Sud Americana de Vapores SA	50,201
		150,334
	China - 22.16%
22,900	37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	59,399
283,724	Agricultural Bank of China, Ltd. - Series H	97,061
5,155	Aier Eye Hospital Group Co., Ltd. - Class A	22,984
26,700	Air China, Ltd. - Class A (a)	40,654
68,276	Air China, Ltd. - Series H (a)	60,604
11,207	ANTA Sports Products, Ltd.	145,767
698,225	Bank of China, Ltd. - Series H	252,708
90,100	Bank of Communications Co., Ltd. - Class A	61,395
181,825	Bank of Communications Co., Ltd. - Series H	104,349
85,100	BBMG Corp. - Class A	31,040
3,900	Beijing Tongrentang Co., Ltd. - Class A	25,012
3,200	Beijing United Information Technology Co., Ltd. - Class A	40,625
2,755	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	50,098
28,900	Beijing Yanjing Brewery Co., Ltd. - Class A	44,071
1,600	Bloomage Biotechnology Corp, Ltd. - Class A	31,042
2,699	BYD Co., Ltd. - Series H	66,217
12,800	By-health Co., Ltd. - Class A	41,917
1,500	Changchun High & New Technology Industry Group, Inc. - Class A	35,848
5,084	Chengxin Lithium Group Co., Ltd. - Class A	27,285
569,672	China Cinda Asset Management Co., Ltd. - Series H	78,613
268,528	China CITIC Bank Corp., Ltd. - Series H	118,830
153,233	China Coal Energy Co., Ltd. - Series H	124,417
280,836	China Communications Services Corp., Ltd. - Series H	102,177
608,381	China Construction Bank Corp. - Series H	380,475
100,600	China Everbright Bank Co., Ltd. - Class A	44,386
347,000	China Everbright Bank Co., Ltd. - Series H	105,652
103,748	China Hongqiao Group, Ltd.	97,850
17,280	China Merchants Bank Co., Ltd. - Series H	95,625
39,900	China Merchants Energy Shipping Co., Ltd. - Class A	31,978
112,125	China National Building Material Co., Ltd. - Series H	91,614
56,586	China Oilfield Services, Ltd. - Series H	68,777
37,200	China Petroleum & Chemical Corp. - Class A	23,307
320,832	China Petroleum & Chemical Corp. - Series H	154,581
194,967	China Resources Pharmaceutical Group, Ltd.	157,255
17,814	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	119,958
11,100	China Shenhua Energy Co., Ltd. - Series A	44,019
33,615	China Shenhua Energy Co., Ltd. - Series H	96,834
944	China Tourism Group Duty Free Corp, Ltd. - Class A	29,220
105,400	China United Network Communications, Ltd. - Class A	67,844
8,400	China Yangtze Power Co., Ltd. - Class A	25,340
2,793	China Zhenhua Group Science & Technology Co., Ltd. - Class A	45,823
3,700	Chongqing Brewery Co., Ltd. - Class A	67,694
1,284	Chongqing Zhifei Biological Products Co., Ltd. - Class A	16,211
31,300	COSCO SHIPPING Energy Transportation Co., Ltd. - Class A (a)	54,255
112,436	COSCO SHIPPING Holdings Co., Ltd. - Series H	114,296
169,456	Country Garden Holdings Co., Ltd.	57,080
160,393	CSPC Pharmaceutical Group, Ltd.	166,981
20,000	Daan Gene Co., Ltd. - Class A	44,711
11,760	DaShenLin Pharmaceutical Group Co., Ltd. - Class A	67,024
87,253	Dongfeng Motor Group Co., Ltd. - Series H	49,855
4,800	Ecovacs Robotics Co., Ltd. - Class A	50,128
30,833	Focus Media Information Technology Co., Ltd. - Class A	29,525
700	G-bits Network Technology Xiamen Co., Ltd. - Class A	31,405
74,400	GD Power Development Co., Ltd. - Class A (a)	45,659
38,114	Guanghui Energy Co., Ltd. - Class A	49,456
3,000	Guangzhou Kingmed Diagnostics Group Co., Ltd. - Class A	33,691
6,379	Guangzhou Tinci Materials Technology Co., Ltd. - Class A	40,147
42,500	Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	53,660
9,000	Hangzhou Robam Appliances Co., Ltd. - Class A	35,868
17,300	Henan Shenhuo Coal & Power Co., Ltd. - Class A	37,097
3,900	Hithink RoyalFlush Information Network Co., Ltd. - Class A	55,192
6,869	Huadong Medicine Co., Ltd. - Class A	46,132
63,100	Huaxia Bank Co., Ltd. - Class A	47,083
8,100	Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	31,700
8,446	Hubei Xingfa Chemicals Group Co., Ltd. - Class A	35,128
5,200	Hundsun Technologies, Inc. - Class A	30,159
269,446	Industrial & Commercial Bank of China, Ltd. - Series H	138,196
3,456	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	15,368
2,272	JA Solar Technology Co., Ltd. - Class A	19,573
8,800	Jafron Biomedical Co., Ltd. - Class A	39,178
8,200	Jiangsu Hengrui Medicine Co., Ltd. - Class A	45,344
18,000	Jiangxi Copper Co., Ltd. - Class A	44,962
33,415	Jiangxi Copper Co., Ltd. Series H	49,059
2,300	JiuGui Liquor Co., Ltd. - Class A	45,475
21,371	Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	34,670
200	Kweichow Moutai Co., Ltd. - Class A	49,475
140,696	Lenovo Group, Ltd.	114,597
16,845	Li Ning Co., Ltd.	144,850
6,707	Longfor Properties Co., Ltd.	20,639
1,400	Luzhou Laojiao Co., Ltd. - Class A	44,988
114,700	Metallurgical Corp of China, Ltd. - Class A	52,344
6,400	Ninestar Corp. - Class A	47,718
3,338	Ningbo Orient Wires & Cables Co., Ltd. - Class A	32,452
3,200	Ningbo Tuopu Group Co., Ltd. - Class A	26,907
25,169	Nongfu Spring Co., Ltd. - Class H	141,746
272,281	PetroChina Co., Ltd - Series H	124,376
47,900	PetroChina Co., Ltd. - Class A	34,253
172,318	PICC Property & Casualty Co., Ltd. - Series H	162,926
29,743	Ping An Insurance Group Co. of China, Ltd. - Series H	195,404
4,180	Proya Cosmetics Co., Ltd. - Class A	100,603
2,600	Sangfor Technologies, Inc. - Class A	42,109
14,800	Seazen Holdings Co., Ltd. - Class A (a)	43,363
1,650	SG Micro Corp. - Class A	40,880
15,400	Shaanxi Coal Industry Co., Ltd. - Class A	41,106
18,800	Shan Xi Hua Yang Group New Energy Co., Ltd. - Class A	38,401
21,100	Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	63,522
5,700	Shanghai International Airport Co., Ltd. - Class A (a)	47,220
2,900	Shanghai Jinjiang International Hotels Co., Ltd. - Class A	24,273
6,100	Shanghai M&G Stationery, Inc. - Class A	48,131
1,100	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	44,950
11,770	Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	50,638
35,432	Shimao Property Holdings, Ltd. (a)(e)(f)(g)	9,713
3,200	Sichuan Swellfun Co., Ltd. - Class A	38,764
46,301	Sunac China Holdings, Ltd. (a)(e)(f)(g)	13,048
3,300	Suzhou TA&A Ultra Clean Technology Co., Ltd. - Class A	26,463
6,710	TAL Education Group - ADR (a)	47,305
40,561	Tencent Holdings, Ltd.	1,719,801
88,233	The People’s Insurance Co. Group of China, Ltd. - Series H	29,189
55,234	Tingyi Cayman Islands Holding Corp.	97,434
9,816	TravelSky Technology, Ltd. - Series H	20,630
3,751	Tsingtao Brewery Co., Ltd - Series H	36,936
78,261	Uni-President China Holdings, Ltd.	78,116
16,004	Vipshop Holdings, Ltd. - ADR (a)	218,295
75,147	Want Want China Holdings, Ltd.	50,075
75,800	Wuchan Zhongda Group Co., Ltd. - Class A	52,355
47,200	Xiamen C & D, Inc. - Class A	92,305
9,800	Yankuang Energy Group Co, Ltd. - Class A	47,242
46,289	Yankuang Energy Group Co, Ltd. - Series H	140,795
3,353	Yifeng Pharmacy Chain Co., Ltd. - Class A	30,803
16,709	Yihai International Holding, Ltd.	58,772
1,063	YongXing Special Materials Technology Co., Ltd. - Class A	14,057
1,181	Youngy Co., Ltd. - Class A (a)	16,563
11,400	YTO Express Group Co., Ltd. - Class A	32,892
2,665	Yum China Holdings, Inc. (b)	145,642
1,000	Yunnan Botanee Bio-Technology Group Co., Ltd. - Class A	21,407
9,000	Zhejiang Supor Co., Ltd. - Class A	63,882
13,855	Zhejiang Weixing New Building Materials Co., Ltd. - Class A	42,391
5,112	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	40,463
		10,027,822
	Cyprus - 0.00%
2,617	TCS Group Holding PLC (a)(d)(e)(f)(g)	0
	Czech Republic - 0.17%
1,915	CEZ AS	65,249
467	Komercni Banka AS	13,495
		78,744
	Egypt - 0.38%
101,153	Commercial International Bank Egypt SAE	169,898
	Hong Kong - 1.62%
203,098	Bosideng International Holdings, Ltd.	96,242
19,398	China Mengniu Dairy Co., Ltd.	87,468
7,635	China Overseas Land & Investment, Ltd.	19,980
1,938	China Resources Beer Holdings Co., Ltd.	13,480
96,339	China Taiping Insurance Holdings Co., Ltd.	119,533
66,261	China Traditional Chinese Medicine Holdings Co., Ltd.	30,049
128,661	CITIC, Ltd.	135,278
26,844	Kingboard Chemical Holdings, Ltd.	85,126
4,079	Orient Overseas International, Ltd.	73,518
59,913	Sino Biopharmaceutical, Ltd.	34,889
29,505	Yuexiu Property Co., Ltd.	35,596
		731,159
	Hungary - 0.37%
18,405	MOL Hungarian Oil & Gas PLC	128,269
1,461	OTP Bank PLC	39,697
		167,966
	India - 14.68%
941	ACC, Ltd.	27,726
3,481	Adani Enterprises, Ltd.	162,100
1,516	Adani Green Energy, Ltd. (a)	35,320
25,416	Adani Power Ltd. (a)	91,656
2,744	Adani Total Gas, Ltd.	122,360
3,370	Adani Transmission, Ltd. (a)	105,234
5,194	AMBUJA CEMENTS, Ltd.	32,850
1,052	Asian Paints, Ltd.	39,109
25,598	Aurobindo Pharma, Ltd.	135,550
3,441	Axis Bank, Ltd.	38,724
536	Bajaj Finance, Ltd.	42,459
34,011	Bharat Electronics, Ltd.	41,038
4,538	Bharti Airtel, Ltd.	44,133
1,317	Britannia Industries, Ltd.	68,508
2,073	Cholamandalam Investment and Finance Co., Ltd.	18,079
7,603	Cipla, Ltd.	98,780
24,459	Coal India, Ltd.	66,539
4,611	Colgate-Palmolive India, Ltd.	85,514
2,041	Dabur India, Ltd.	13,828
488	Divi’s Laboratories, Ltd.	20,100
1,820	Dr. Reddy’s Laboratories, Ltd.	93,082
687	Eicher Motors, Ltd. (a)	26,717
1,587	Grasim Industries, Ltd.	32,943
12,299	HCL Technologies, Ltd.	154,240
40,659	Hindalco Industries, Ltd.	232,444
3,848	Hindustan Petroleum Corp, Ltd.	10,909
2,222	Hindustan Unilever, Ltd.	68,645
6,856	Housing Development Finance Corp., Ltd.	217,959
25,648	ICICI Bank, Ltd.	275,864
10,135	Indian Hotels Co., Ltd.	38,988
32,591	Indian Oil Corp, Ltd.	30,104
1,315	Indian Railway Catering & Tourism Corp., Ltd.	10,139
26,368	Infosys, Ltd.	480,723
20,548	ITC, Ltd.	82,249
14,051	Jindal Steel & Power, Ltd.	98,552
14,098	JSW Steel, Ltd.	130,693
4,166	Jubilant Foodworks, Ltd.	25,685
3,663	Larsen & Toubro Infotech, Ltd.	193,087
5,480	Larsen & Toubro, Ltd.	137,736
9,326	Mahindra & Mahindra, Ltd.	140,400
12,740	Marico, Ltd.	78,398
265	Maruti Suzuki India, Ltd.	26,809
3,222	Mphasis, Ltd.	76,742
3,914	Muthoot Finance, Ltd.	50,235
446	Nestle India, Ltd.	105,504
58,671	NTPC, Ltd.	117,992
128,778	Oil & Natural Gas Corp., Ltd.	229,235
288	Page Industries, Ltd.	148,875
10,783	Petronet LNG, Ltd.	28,046
1,592	Pidilite Industries, Ltd.	48,974
26,051	Power Grid Corp of India Ltd.	67,165
13,509	Reliance Industries, Ltd.	414,735
1,322	SRF, Ltd.	36,501
16,763	State Bank of India	123,962
6,323	Sun Pharmaceutical Industries, Ltd.	76,464
8,075	Tata Consultancy Services, Ltd.	317,566
668	Tata Elxsi, Ltd.	50,698
27,719	Tata Motors, Ltd. (a)	129,801
195,360	Tata Steel Ltd.	266,082
12,623	Tech Mahindra, Ltd.	154,805
4,701	The Tata Power Co., Ltd.	11,779
1,402	Titan Co., Ltd.	43,990
1,164	Trent Ltd.	18,991
2,101	TVS Motor Co., Ltd.	27,514
266	UltraTech Cement Ltd.	22,321
2,050	Varun Beverages Ltd.	32,715
33,148	Vedanta, Ltd.	123,374
9,175	Wipro, Ltd.	43,524
		6,643,563
	Indonesia - 2.34%
1,216,789	Adaro Energy Tbk PT	301,414
175,027	Astra International Tbk PT	64,051
47,754	Bank Central Asia Tbk PT	26,185
102,700	Bank Negara Indonesia Persero Tbk PT	60,847
78,434	Bank of Mandiri Persero Tbk PT	50,017
111,277	Bank Rakyat Indonesia Persero Tbk PT	35,280
96,572	Indah Kiat Pulp & Paper Corp. Tbk PT	54,111
262,537	Indofood Sukses Makmur Tbk PT	113,489
510,158	Kalbe Farma Tbk PT	68,487
425,973	Sumber Alfaria Trijaya Tbk PT	72,598
463,270	Telekomunikasi Indonesia Persero Tbk PT	111,561
337,039	Unilever Indonesia Tbk PT	101,811
		1,059,851
	Mexico - 2.34%
88,214	Alfa SAB de CV - Series A	56,270
119,115	America Movil SAB de CV - Series L	107,583
4,805	Arca Continental SAB de CV	38,970
284,957	Cemex SAB de CV (a)	115,816
1,743	Gruma SAB de CV - Series B	23,285
57,190	Grupo Bimbo SAB de CV - Series A	241,538
10,427	Grupo Financiero Banorte SAB de CV - Series O	75,041
57,955	Grupo Financiero Inbursa SAB de CV - Series O (a)	98,146
23,128	Grupo Mexico SAB de CV - Series B	81,538
26,029	Orbia Advance Corp SAB de CV	46,150
49,475	Wal-Mart de Mexico SAB de CV	174,882
		1,059,219
	Netherlands - 0.08%
3,790	Pepco Group NV (a)	34,228
	Peru - 0.22%
291	Credicorp Ltd. - ADR	39,477
1,024	Southern Copper Corp. (b)	61,839
		101,316
	Poland - 1.08%
1,262	Bank Polska Kasa Opieki SA	25,106
1,019	CD Projekt SA	30,354
2,379	Dino Polska SA (a)	204,319
18	LPP SA	43,898
67,386	PGE Polska Grupa Energetyczna SA (a)	106,324
2,117	Polski Koncern Naftowy Orlen SA	31,102
6,724	Powszechna Kasa Oszczednosci Bank Polski SA	46,669
		487,772
	Qatar - 1.52%
17,004	Industries Qatar QSC	60,020
19,733	Masraf Al Rayan QSC	17,204
112,875	Ooredoo QPSC	286,654
10,659	Qatar Islamic Bank SAQ	54,525
44,056	Qatar National Bank QPSC	218,378
36,411	The Commercial Bank PQSC	50,030
		686,811
	Republic of Korea - 12.76%
925	Amorepacific Corp.	101,236
8,743	Cheil Worldwide, Inc.	159,693
1,964	CJ Corp.	131,194
3,929	DB Insurance Co., Ltd.	203,660
736	Ecopro BM Co., Ltd.	53,842
872	F&F Co., Ltd.	100,226
1,681	GS Holdings Corp.	58,335
3,983	Hana Financial Group, Inc.	132,630
1,195	Hankook Tire Co., Ltd.	29,509
1,360	Hanwha Chemical Corp. (a)	46,503
3,982	HMM Co., Ltd.	62,065
715	Hotel Shilla Co., Ltd.	47,224
2,031	Hyundai Engineering & Construction Co., Ltd.	56,150
151	Hyundai Glovis Co., Ltd.	19,605
457	Hyundai Mobis Co., Ltd.	72,489
533	Hyundai Motor Co.	63,791
4,746	Hyundai Steel Co.	115,678
14,389	Industrial Bank of Korea	111,831
3,934	KB Financial Group, Inc.	150,722
2,002	Kia Motors Corp.	94,195
2,697	Korea Aerospace Industries Ltd.	108,999
667	Korea Investment Holdings Co., Ltd.	28,306
2,682	Korean Air Lines Co., Ltd. (a)	48,875
545	KT&G Corp.	39,391
713	Kumho Petrochemical Co., Ltd.	71,052
474	L&F Co., Ltd. (a)	65,355
107	LG Chemical, Ltd.	51,096
1,432	LG Electronics, Inc.	98,450
208	LG Household & Health Care, Ltd.	119,719
400	LG Innotek Co., Ltd.	80,671
15,796	LG Uplus Corp.	138,331
3,890	Meritz Fire & Marine Insurance Co., Ltd.	154,011
22,699	Meritz Securities Co., Ltd.	113,046
278	NCSoft Corp.	99,308
5,343	NH Investment & Securities Co., Ltd.	37,185
832	Orion Corp.	84,702
9,050	Pan Ocean Co., Ltd.	41,260
134	POSCO	29,326
452	Samsung Electro-Mechanics Co., Ltd.	46,941
35,673	Samsung Electronics Co., Ltd.	1,565,804
2,697	Samsung Engineering Co., Ltd. (a)	47,712
461	Samsung Fire & Marine Insurance Co., Ltd.	72,949
8,630	Samsung Heavy Industries Co., Ltd. (a)	34,976
96	Samsung SDI Co., Ltd.	45,076
2,897	Samsung Securities Co., Ltd.	72,303
1,177	SD Biosensor, Inc.	28,186
5,446	Shinhan Financial Group Co., Ltd.	151,614
425	SK Biopharmaceuticals Co., Ltd. (a)	24,300
4,415	SK Hynix, Inc.	263,417
1,956	Woongjin Coway Co., Ltd.	86,846
12,323	Woori Financial Group, Inc.	112,575
		5,772,360
	Russian Federation - 0.00%
44,711	Gazprom PJSC - ADR (a)(e)(f)(g)	0
3,704	LUKOIL PJSC - ADR (a)(e)(f)(g)	0
1,815	Magnit PJSC - ADR (a)(e)(d)(f)(g)	0
5,783	MMC Norilsk Nickel PJSC - ADR (e)(f)(g)	0
4,954	Novolipetsk Steel PJSC - ADR (e)(f)(g)	0
5,230	PhosAgro PJSC (a)(e)(d)(f)(g)	0
994	Polyus PJSC - GDR - ADR (d)(e)(f)(g)	0
13,382	Rosneft Oil Co. PJSC (e)(f)(g)	0
120,116	Sberbank Of Russia (a)(e)(f)(g)	0
21,281	Surgutneftegas OJSC - ADR (a)(e)(f)(g)	0
4,243	Tatneft PJSC - ADR (e)(f)(g)	0
128,418,000	VTB Bank PJSC (a)(e)(f)(g)	0
3,865	X5 Retail Group NV - ADR (d)(e)(f)(g)	0
2,515	Yandex NV - Class A - ADR (a)(e)(f)(g)	0
		0
	Singapore - 0.09%
4,897	BOC Aviation Ltd.	40,795
	South Africa - 5.18%
13,641	Absa Group, Ltd.	154,902
2,453	African Rainbow Minerals, Ltd.	41,450
682	Anglo American Platinum, Ltd.	56,917
8,652	Aspen Pharmacare Holdings, Ltd.	69,196
5,766	Bid Corp., Ltd.	111,935
810	Capitec Bank Holdings, Ltd.	88,174
3,652	Clicks Group, Ltd.	58,049
3,430	Exxaro Resources Ltd.	43,974
30,263	FirstRand, Ltd.	109,948
4,916	Gold Fields, Ltd.	51,052
12,006	Harmony Gold Mining Co., Ltd.	41,944
13,423	Impala Platinum Holdings, Ltd.	168,685
4,136	Kumba Iron Ore, Ltd.	119,462
5,550	Mr. Price Group, Ltd.	51,464
19,943	MTN Group, Ltd.	148,949
15,906	MultiChoice Group, Ltd.	109,752
12,159	Nedbank Group, Ltd.	152,095
58,167	Old Mutual Ltd.	35,684
54,379	Pepkor Holdings, Ltd.	64,008
2,448	Remgro Ltd.	19,039
7,886	Sasol, Ltd.	125,850
4,548	Shoprite Holdings, Ltd.	60,291
36,031	Sibanye Stillwater, Ltd.	95,527
14,073	Standard Bank Group, Ltd.	138,854
4,392	The Bidvest Group, Ltd.	55,417
43,859	Woolworths Holdings, Ltd.	170,831
		2,343,449
	South Korea - 0.33%
2,093	Lotte Shopping Co., Ltd.	150,820
	Taiwan, Province of China - 14.02%
3,162	Accton Technology Corp.	24,012
5,147	Advantech Co., Ltd.	55,111
170,772	AU Optronics Corp.	82,960
11,070	Catcher Technology Co., Ltd.	60,795
69,121	Cathay Financial Holding Co., Ltd.	89,750
4,020	Chailease Holding Co., Ltd.	28,322
44,823	Chang Hwa Commercial Bank Ltd.	24,975
203,778	China Development Financial Holding Corp.	83,393
9,563	Chunghwa Telecom Co., Ltd.	35,169
88,408	Compal Electronics, Inc.	66,219
81,673	CTBC Financial Holding Co., Ltd.	58,607
4,957	Delta Electronics, Inc.	45,951
14,445	E Ink Holdings, Inc.	75,644
37,181	E.SUN Financial Holdings Co., Ltd.	29,033
2,098	eMemory Technology, Inc.	90,601
38,043	Eva Airways Corp.	34,693
30,495	Evergreen Marine Corp. Taiwan, Ltd.	161,173
101,653	Far Eastern New Century Corp.	105,343
25,258	Far EasTone Telecommunications Co., Ltd.	54,178
7,996	Feng TAY Enterprise Co., Ltd.	53,569
91,990	First Financial Holding Co., Ltd.	79,232
51,781	Fubon Financial Holding Co., Ltd.	94,709
44,663	Hon Hai Precision Industry Co., Ltd.	144,763
111,471	Hua Nan Financial Holdings Co., Ltd.	81,336
9,895	MediaTek, Inc.	200,066
9,860	Micro-Star International Co., Ltd.	38,237
1,837	momo.com, Inc.	38,228
19,466	Nan Ya Plastics Corp.	44,893
4,972	Nan Ya Printed Circuit Board Corp.	36,535
32,428	Nanya Technology Corp.	53,852
8,088	Nien Made Enterprise Co., Ltd.	77,285
12,818	Novatek Microelectronics Corp.	131,035
5,259	Pegatron Corp.	10,851
2,596	PharmaEssentia Corp. (a)	40,231
15,146	President Chain Store Corp.	133,916
12,817	Realtek Semiconductor Corp.	116,558
61,713	Ruentex Development Co., Ltd.	86,820
290,751	Shin Kong Financial Holding Co., Ltd.	82,879
190,476	SinoPac Financial Holdings Co., Ltd.	103,609
8,070	Synnex Technology International Corp.	15,505
136,710	Taiwan Business Bank	57,464
82,531	Taiwan Cooperative Financial Holding Co., Ltd.	69,733
8,931	Taiwan Mobile Co., Ltd.	27,501
176,877	Taiwan Semiconductor Manufacturing Co., Ltd.	2,568,867
27,459	The Shanghai Commercial & Savings Bank Ltd.	39,334
13,818	Unimicron Technology Corp.	53,644
93,181	Uni-President Enterprises Corp.	201,692
100,601	United Microelectronics Corp.	132,178
19,600	Walsin Lihwa Corp.	30,074
26,116	Wan Hai Lines, Ltd.	67,877
75,936	Winbond Electronics Corp.	48,222
53,140	Yang Ming Marine Transport Corp.	112,882
90,245	Yuanta Financial Holding Co, Ltd.	63,598
		6,343,104
	Thailand - 1.34%
6,760	Advanced Info Service PCL - NVDR	38,018
12,884	Airports of Thailand PCL - NVDR (a)	27,887
313,339	Asset World Corp PCL	56,877
25,633	Central Pattana PCL - NVDR	52,473
16,704	Central Retail Corp PCL	22,300
4,020	Delta Electronics Thailand PCL - NVDR	96,186
6,767	Electricity Generating PCL - NVDR	33,686
40,177	Gulf Energy Development PCL - NVDR	64,050
45,073	Home Product Center PCL - NVDR	20,151
115,383	Krung Thai Bank PCL	58,883
11,163	Krungthai Card PCL	18,984
88,881	Land & Houses PCL	25,405
60,632	Osotspa PCL - NVDR	49,407
7,808	PTT Exploration & Production PCL	39,763
		604,070
	Turkey - 2.52%
142,382	Akbank Turk AS	148,836
15,190	BIM Birlesik Magazalar AS	111,006
19,325	Haci Omer Sabanci Holding AS	46,648
45,770	KOC Holding AS	205,340
21,566	Turk Hava Yollari AO (a)	162,455
38,327	Turkcell Iletisim Hizmetleri AS	77,279
524,336	Turkiye Is Bankasi - Series C	358,919
45,883	Yapi ve Kredi Bankasi AS	29,107
		1,139,590
	United Arab Emirates - 1.63%
48,916	Abu Dhabi Commercial Bank PJSC	119,713
35,872	Abu Dhabi Islamic Bank PJSC	88,867
63,845	Abu Dhabi National Oil Co. for Distribution PJSC	76,544
86,422	Aldar Properties PJSC	103,843
89,456	Emaar Properties PJSC	142,318
21,120	Emirates NBD Bank PJSC	74,388
7,442	Emirates Telecommunications Group Co. PJSC	46,191
18,360	First Abu Dhabi Bank PJSC	85,307
		737,171
	Total Common Stocks (Cost $39,639,470)	43,499,761

	INVESTMENT COMPANIES - 3.97%
	Saudi Arabia - 3.97%
47,643	iShares MSCI Saudi Arabia ETF (b)	1,797,094
	Total Investment Companies (Cost $1,537,820)	1,797,094

	PREFERRED STOCKS - 2.55%
	Brazil - 1.86%
37,803	Banco Bradesco SA - Preference Shares	107,832
4,575	Braskem SA - Series A - Preference Shares	20,762
4,834	Centrais Eletricas Brasileiras SA - Preference Shares	39,570
53,341	Cia Energetica de Minas Gerais - Preference Shares	110,355
22,680	Gerdau SA - Preference Shares	124,667
37,716	Itau Unibanco Holding SA - Preference Shares	178,629
55,666	Petroleo Brasileiro SA - Preference Shares	258,272
		840,087
	Chile - 0.19%
1,083	Sociedad Quimica y Minera de Chile SA - Class B	87,467
	Republic of Korea - 0.50%
446	Hyundai Motor Co. - 1st Preference Shares	26,119
487	Hyundai Motor Co. - 2nd Preference Shares	28,502
4,305	Samsung Electronics Co., Ltd. - Preference Shares	172,516
		227,137
	Total Preferred Stocks (Cost $967,902)	1,154,691

	RIGHTS - 0.00%
	Republic of Korea - 0.00%
4	Hanwha Solutions Corp. (a)(e)(f)	0
	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS - 0.00% (h)
	Money Market Funds - 0.00%
944	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.22%, (c)	944
	Total Short Term Investments (Cost $944)	944
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 4.65%
2,102,029	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 4.49% (c)	$2,102,029
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $2,102,029)	2,102,029

	Total Investments (Cost $44,248,165) - 107.31%	48,554,519
	Liabilities in Excess of Other Assets - (7.31)%	(3,308,830)
	TOTAL NET ASSETS - 100.00%	$45,245,689

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2022.
(d)
Regulation S securities, as defined under the Securities Act of 1933. Such securities are treated as liquid according to the Fund’s liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.

(e)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(f)	As of December 31, 2022, the Valuation Committee has fair valued these securities. The value of these securities were $31,003, which represents 0.07% of total net assets.
(g)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $22,762, which represents 0.05% of total net assets.
(h)	Less than 0.01%.

Glossary of Terms
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

GuideMark Emerging Markets Fund
Schedule of Investments by Industry (Unaudited)
December 31, 2022

COMMON STOCKS
Aerospace & Defense		0.33%
Air Freight & Logistics		0.12%
Airlines		0.77%
Auto Components		0.28%
Automobiles		1.58%
Banks		12.79%
Beverages		1.61%
Biotechnology		0.40%
Building Products		0.09%
Capital Markets		1.07%
Chemicals		1.14%
Commercial Services & Supplies		0.13%
Communications Equipment		0.15%
Construction & Engineering		0.70%
Construction Materials		0.78%
Consumer Finance		0.64%
Department Stores		0.33%
Distributors		0.12%
Diversified Consumer Services		0.19%
Diversified Financial Services		0.45%
Diversified Telecommunication Services		1.66%
Electric Utilities		0.83%
Electrical Equipment		0.37%
Electronic Equipment, Instruments & Components		2.05%
Energy Equipment & Services		0.15%
Entertainment		0.46%
Food & Staples Retailing		2.60%
Food Products		3.12%
Gas Utilities		0.27%
Health Care Equipment & Supplies		0.15%
Health Care Providers & Services		0.23%
Hotels, Restaurants & Leisure		1.35%
Household Durables		1.14%
Household Products		0.42%
Independent Power and Renewable Electricity Producers		0.91%
Industrial Conglomerates		1.66%
Insurance		3.21%
Interactive Media & Services		0.46%
Internet & Direct Marketing Retail		4.32%
Internet Software & Services		0.00%
IT Services		7.04%
Life Sciences Tools & Services		0.04%
Machinery		0.08%
Marine		1.51%
Media		0.66%
Metals & Mining		5.55%
Multiline Retail		0.50%
Oil, Gas & Consumable Fuels		6.26%
Paper & Forest Products		0.23%
Personal Products		1.15%
Pharmaceuticals		3.32%
Real Estate Management & Development		1.55%
Restaurants		0.02%
Semiconductors & Semiconductor Equipment		11.83%
Software		0.49%
Specialty Retail		1.13%
Technology Hardware, Storage & Peripherals		0.90%
Textiles, Apparel & Luxury Goods		1.72%
Thrifts & Mortgage Finance		0.48%
Tobacco		0.27%
Trading Companies & Distributors		0.74%
Transportation Infrastructure		0.17%
Water Utilities		0.22%
Wireless Telecommunication Services		1.25%
TOTAL COMMON STOCKS		96.14%

INVESTMENT COMPANIES
International Equity Funds		3.97%
TOTAL INVESTMENT COMPANIES		3.97%

PREFERRED STOCKS
Automobiles		0.12%
Banks		0.63%
Chemicals		0.24%
Electric Utilities		0.33%
Metals & Mining		0.28%
Oil, Gas & Consumable Fuels		0.57%
Semiconductors & Semiconductor Equipment		0.38%
TOTAL PREFERRED STOCKS		2.55%

RIGHTS
Chemicals		0.00%
TOTAL RIGHTS		0.00%

SHORT TERM INVESTMENTS
Money Market Funds		0.00%
TOTAL SHORT TERM INVESTMENTS		0.00%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Funds		4.65%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL		4.65%

TOTAL INVESTMENTS		107.31%
Liabilities in Excess of Other Assets		(7.31)%
TOTAL NET ASSETS		100.00%

Percentages are stated as a percent of net assets.